Virtus Balanced Fund and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated December 10, 2012 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2012

IMPORTANT NOTICE TO INVESTORS

Effective December 10, 2012, modifications affecting the equity portion of Virtus Balanced Fund and Virtus Tactical Allocation Fund have taken place. These changes are described more fully below.

Virtus Balanced Fund

The fund’s equity portfolio management strategies have been modified to include a specific percentage of assets invested in foreign securities in the form of American Depositary Receipts (ADRs).

Accordingly, under “Principal Investment Strategies” in the fund’s summary prospectus the first paragraph is hereby replaced with the following:

Invested in approximately 60% equity securities and 40% fixed income securities, this fund may be suitable for investors seeking income and growth from one fund. Up to 25% of the fund’s allocation to equity securities may be invested in non-U.S. securities, which may be done through American Depositary Receipts (ADRs). For the fund’s domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund’s non-U.S. exposure, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

Under normal market circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The fund invests the fixed income portion of its portfolio primarily in investment grade bonds; however, it may invest in high yield-high risk fixed income securities (junk bonds). Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years.

Under “Principal Investment Strategies” on page 46 of the fund’s statutory prospectus, the first and second paragraphs are hereby replaced with the following:

Under normal circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. Generally, the fund invests approximately 60% in equity securities and 40% in fixed income securities. Up to 25% of the fund’s allocation to equity securities may be invested in non-U.S. securities, which may be done through American Depositary Receipts (ADRs).

For the fund’s U.S. equity allocation, the subadviser employs a Growth at a Reasonable Price (GARP) philosophy in its selection process. Generally, the fund invests in domestic issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the fund may invest in medium and small capitalization issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. Fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of its most recent reconstitution effective June 25, 2012, the market capitalization of companies included in the Russell 1000® Index was $255 million to $533.7 billion.

For the fund’s non-U.S. equity allocation, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. Generally, the fund invests in non-U.S. issuers having capitalizations that fall within the range of companies included in the MSCI EAFE® Index; however, the fund may invest in medium and small capitalization issuers as well. Top-down research is utilized to make global and regional decisions, country selection, and sector selection. As part of the process, the subadviser takes into account, among other things, monetary policy, geo-political factors, direction of interest rate movements, economic growth and outlook, and valuation. In evaluating non-U.S. securities for inclusion in the fund, the subadviser applies a Cash Flow Return on Capital approach to valuation as well as fundamental analysis to assess the financial strength, franchise quality, and management capabilities of individual securities. As of its most recent semi-annual index review, effective December 3, 2012, the market capitalization of companies included in the MSCI EAFE® Index was $507 million to $216 billion.

Virtus Tactical Allocation Fund

The fund’s equity portfolio management strategies have been modified to include a percentage range of assets invested in foreign securities in the form of ADRs.

Accordingly, under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus, the first paragraph is hereby replaced with the following:

Diversified across stocks (including non-U.S.), bonds, and cash, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund’s non-U.S. exposure, the sub-adviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in equity, fixed income, and cash or cash equivalents using a tactical allocation approach: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Between 15% and 50% of the fund’s allocation to equity securities may be invested in non-U.S. securities, which may be done through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.), including those of issuers in emerging market countries and may invest in issuers of any size.

Under “Principal Investment Strategies” on page 46 of the fund’s statutory prospectus, the first and second paragraphs are hereby replaced with the following:

The fund invests in equity, fixed income and cash or cash equivalents using a tactical allocation approach: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Between 15% and 50% of the fund’s allocation to equity securities may be invested in non-U.S. securities, which may be done through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries and may invest in issuers of any size.

For the fund’s U.S. equity allocation, the subadviser employs a Growth at a Reasonable Price (GARP) philosophy in its security selection process. Generally, the fund invests in domestic issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the fund may invest in medium and small capitalization issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. Fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of its most recent reconstitution effective June 25, 2012, the market capitalization of companies included in the Russell 1000® Index was $255 million to $533.7 billion.

For the fund’s non-U.S. equity allocation, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. Generally, the fund invests in non-U.S. issuers having capitalizations that fall within the range of companies included in the MSCI EAFE® Index; however, the fund may invest in medium and small capitalization issuers as well. Top-down research is utilized to make global and regional decisions, country selection, and sector selection. As part of the process, the subadviser takes into account, among other things, monetary policy, geo-political factors, direction of interest rate movements, economic growth and outlook, and valuation. In evaluating non-U.S. securities for inclusion in the fund, the subadviser applies a Cash Flow Return on Capital approach to valuation as well as fundamental analysis to assess the financial strength, franchise quality, and management capabilities of individual securities. As of its most recent semi-annual index review, effective December 3, 2012, the market capitalization of companies included in the MSCI EAFE® Index was $507 million to $216 billion.

Both Funds

Under “Principal Risks” in each fund’s summary prospectus and the summary section of the statutory prospectus, the following disclosure is hereby added:

•	Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 58 is hereby modified by adding a row titled “Depositary Receipts” and adding an “x” in that row, thereby indicating that the named technique may be used by the fund. Additionally, the following disclosure is added to the narrative descriptions following the table:

Depositary Receipts

Certain funds may invest in American Depositary Receipts (ADRs), sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.

Under “Portfolio Managers” in each fund’s summary prospectus and the summary section of the statutory prospectus (as previously supplemented), the following disclosure is hereby added:

•	Frederick A. Brimberg, Senior Managing Director at Euclid. Mr. Brimberg has served as Portfolio Manager since December 2012.

The table under “Euclid” on page 65 regarding portfolio managers is amended by replacing the rows pertaining to the funds with the following:

Virtus Balanced Fund (equity portion only)	Frederick A. Brimberg (since December 2012) David Dickerson (since 2009) Carlton Neel (since 2009)
Virtus Tactical Allocation Fund (equity portion only)	Frederick A. Brimberg (since December 2012) David Dickerson (since 2009) Carlton Neel (since 2009)

The narrative disclosure under the table is amended by adding the following:

Frederick A. Brimberg. Mr. Brimberg is Senior Managing Director and Senior Portfolio Manager at Euclid (since July 2012). Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management with a focus on the international separately managed account product. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with various positions at Lexington Management, Brimberg & Co., and Lehman Brothers Kuhn Loeb Inc.

All other disclosure concerning the funds, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

VET 8019/BF&TAF PM&StratChanges (12/2012)